PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.       PREMISES AND EQUIPMENT

A summary of premises and equipment is as follows:

	At December 31,		Estimated
	2011	2010	Useful Lives
	(In thousands)
Premises:
Land	$279	$279
Buildings and improvements	4,860	4,826	5 - 40 years
Equipment	2,286	2,248	3 - 7 years
	7,425	7,353
Less accumulated depreciation and amortization	(3,543)	(3,392)

	$3,882	$3,961

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 amounted to $265,000 and $308,000, respectively.